SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Sep. 30, 2024
Fixtures Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipmment useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]